Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Oct. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 05, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 28, 2015	Jun. 30, 2015
C000192548
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Buffered Shield Fund
Account Value	$ 17,979				$ 16,278				$ 14,352	$ 13,721	$ 15,566			$ 13,112	$ 12,667	$ 12,051		$ 11,041	$ 9,951		$ 10,000
C000192549
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Buffered Shield Fund
Account Value	$ 15,150				13,832				12,277	11,827	13,519			11,470	11,172	10,707	$ 10,000
C000192550
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Buffered Shield Fund
Account Value	$ 18,432				16,655				14,632	13,958	15,794			13,275	12,797	12,144		11,094	9,971		10,000
C000111983
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Nasdaq-100 Hedged Equity Fund
Account Value	$ 14,951				13,568				11,894	10,114	12,339			10,575	10,642	9,988		9,433	8,297		10,000
C000111984
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Nasdaq-100 Hedged Equity Fund
Account Value	$ 13,825				12,644				11,167	9,572	11,756			10,154	10,294	9,744		9,263	8,230		10,000
C000142554
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Nasdaq-100 Hedged Equity Fund
Account Value	$ 15,300				13,846				12,110	10,279	12,493			10,686	10,717	10,042		9,462	8,310		10,000
C000143112
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic Alpha Fund
Account Value	$ 15,596				19,959				18,131	13,566	13,982			10,045	9,520	9,298		9,895	10,283		10,000
C000143113
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic Alpha Fund
Account Value	$ 14,419				18,600				17,018	12,823	13,340			9,648	9,209	9,073		9,733	10,193		10,000
C000143114
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic Alpha Fund
Account Value	$ 15,955				20,376				18,455	13,777	14,185			10,162	9,604	9,368		9,939	10,301		10,000
C000246757
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Account Value	$ 9,750	$ 9,912	$ 10,540	$ 10,858	10,961	$ 11,112	$ 9,425	$ 9,425
C000246758
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Account Value	$ 10,224	10,407	11,094	11,450	11,590	11,760	10,000	10,000
C000246756
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Account Value	$ 10,381	10,542	11,208	11,540	11,640	11,790	10,000	10,000
C000220411
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
Account Value	$ 15,620				15,797				13,810	13,567	13,393	$ 10,000
C000163769
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
Account Value	$ 19,443				19,517				16,933	16,513	16,182			11,860	13,102	12,345		11,443	10,743	$ 9,423
C000163770
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
Account Value	$ 19,200				19,422				16,977	16,683	16,470			12,162	13,536	12,850		12,007	11,352	10,000
C000163771
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
Account Value	$ 22,084				22,115				19,137	18,620	18,200			13,306	14,663	13,779		12,747	11,932		10,000
C000130114
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Warrington Strategic Program Fund
Account Value	$ 9,961				9,590				9,273	9,009	8,245			7,873	8,121	8,338		8,896	10,639		10,000
C000130115
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Warrington Strategic Program Fund
Account Value	$ 9,255				8,973				8,742	8,553	7,891			7,586	7,880	8,153		8,773	10,573		10,000
C000130116
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Warrington Strategic Program Fund
Account Value	$ 10,230				9,822				9,469	9,174	8,372			7,971	8,208	8,403		8,948	10,674		10,000
C000250339
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Welton Advantage Multi-Strategy Fund
Account Value	$ 15,699				17,121				15,344	15,172	13,174		$ 9,425
C000250340
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Welton Advantage Multi-Strategy Fund
Account Value	$ 16,197				17,670				15,942	15,882	13,894		10,000
C000250341
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Welton Advantage Multi-Strategy Fund
Account Value	$ 16,857				18,338				16,394	16,170	14,006		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 28,792				25,001				20,072	16,783	18,777			13,336	12,405	11,235	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 56,813				48,933				37,419	28,107	35,300			24,454	18,279	16,593		13,168	10,177		10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 56,813				48,933				37,419	28,107	35,300			24,454	18,279	16,593		13,168	10,177		10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 56,813				48,933				37,419	28,107	35,300			24,454	18,279	16,593		13,168	10,177		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	10,754	10,642	10,534	10,411	10,270	10,135	10,005	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	13,241	11,935	12,467	12,174	11,497	11,025	9,972	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	$ 13,241	11,935	12,467	12,174	11,497	11,025	9,972	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,464				10,949				10,384	10,021	10,005	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,674				30,976				24,869	20,795	23,265			16,524	15,370	13,920		12,171	10,323	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,167				11,620				11,021	10,636	10,618			10,608	10,438	10,202		10,065	10,016	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,066				16,556				13,292	11,114	12,434		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,066				16,556				13,292	11,114	12,434		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,066				16,556				13,292	11,114	12,434		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936				31,204				25,053	20,948	23,436			16,645	15,483	14,023		12,260	10,399		10,000
BNP Paribas Catalyst Systematic Alpha Index II
Account Value [Line Items]
Line Graph and Table Measure Name	BNP Paribas Catalyst Systematic Alpha Index II
Account Value	$ 29,371				34,354				32,007	25,242	26,013			20,865	16,887	15,156		13,862	12,324		10,000
BNP Paribas Catalyst Systematic Alpha Index II
Account Value [Line Items]
Line Graph and Table Measure Name	BNP Paribas Catalyst Systematic Alpha Index II
Account Value	$ 29,371				34,354				32,007	25,242	26,013			20,865	16,887	15,156		13,862	12,324		10,000
BNP Paribas Catalyst Systematic Alpha Index II
Account Value [Line Items]
Line Graph and Table Measure Name	BNP Paribas Catalyst Systematic Alpha Index II
Account Value	$ 29,371				34,354				32,007	25,242	26,013			20,865	16,887	15,156		13,862	12,324		10,000
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Account Value	12,112	11,318	11,485	11,460	10,851	10,576	9,983	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	13,241	11,935	12,467	12,174	11,497	11,025	9,972	10,000
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Account Value	12,112	11,318	11,485	11,460	10,851	10,576	9,983	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	10,754	10,642	10,534	10,411	10,270	10,135	10,005	10,000
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Account Value	12,112	11,318	11,485	11,460	10,851	10,576	9,983	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	$ 10,754	$ 10,642	$ 10,534	$ 10,411	10,270	$ 10,135	$ 10,005	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,361				17,680				14,194	11,869	13,278	$ 10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,167				11,620				11,021	10,636	10,618			10,608	10,438	10,202		10,065	10,016	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,674				30,976				24,869	20,795	23,265			16,524	15,370	13,920		12,171	10,323	$ 10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,171				$ 11,623				$ 11,024	$ 10,639	$ 10,621			$ 10,611	$ 10,441	$ 10,205		$ 10,068	$ 10,019		$ 10,000